Equity - Narrative (Details)							3 Months Ended	5 Months Ended	12 Months Ended
	May 19, 2017 shares	Feb. 06, 2017 USD ($) $ / shares shares	Feb. 02, 2017 USD ($)	Jun. 20, 2016 $ / shares shares	Mar. 10, 2016 USD ($) $ / shares shares	Mar. 08, 2016 USD ($)	May 19, 2017 $ / shares	Jul. 13, 2015 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) employee_stock_ownership_plan $ / shares shares		Dec. 31, 2016 USD ($) shares		Dec. 31, 2015 USD ($) shares		Feb. 11, 2015 USD ($)	Oct. 23, 2014 USD ($)	Jun. 27, 2013 USD ($)
Equity, Class of Treasury Stock [Line Items]
Amount of shares authorized in stock purchase plan, value						$ 5,000,000,000											$ 10,000,000,000
Amount of additional shares authorized in stock purchase plan, value																$ 11,000,000,000
Amount of remaining shares authorized in stock purchase plan, value									$ 16,400,000,000
Accelerated share repurchases, cash paid					$ 5,000,000,000			$ 160,000,000							$ 5,000,000,000
Shares repurchased | shares				18,000,000	136,000,000			151,000,000	150,000,000	[1]	154,000,000	[2]	182,000,000	[3]
Payments for repurchase of common stock								$ 5,200,000,000	$ 5,000,000,000	[4]	$ 5,000,000,000	[4]	$ 6,160,000,000	[4]
Accelerated share repurchase, final average price paid (in dollars per share) | $ / shares				$ 32.38				$ 34.13
Shares repurchased, initial price per share (in dollars per share) | $ / shares					$ 29.36
Accelerated share repurchase, percentage of agreement						80.00%
Number of employee stock ownership plans | employee_stock_ownership_plan									2
Common ESOP Plan [Member]
Equity, Class of Treasury Stock [Line Items]
ESOP compensation expense									$ 11,000,000		$ 9,000,000		8,000,000
Preferred Stock [Member] | Series A, Convertible Preferred Stock [Member] | Preferred Employee Stock Ownership Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Series A convertible perpetual preferred stock, dividends rate									6.25%
Series A convertible perpetual preferred stock, per share stated value (in dollars per share) | $ / shares									$ 40,300
Preferred stock, redemption price per share (in dollars per share) | $ / shares									$ 40,300
Common Stock [Member] | Preferred Employee Stock Ownership Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Series A convertible perpetual preferred stock, common stock shares when converted | shares									2,574.87
Convertible preferred stock, number of shares convertible | shares									1,000,000
Common Stock [Member] | Common ESOP Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares in ESOP | shares									51,000,000
December 2015 Stock Purchase Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Amount of shares authorized in stock purchase plan, value													$ 11,000,000,000
Amount of remaining shares authorized in stock purchase plan, value									$ 6,400,000,000
December 2017 Stock Purchase Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Amount of shares authorized in stock purchase plan, value									$ 10,000,000,000
Share Repurchase Agreement with Citibank [Member]
Equity, Class of Treasury Stock [Line Items]
Amount of shares authorized in stock purchase plan, value			$ 5,000,000,000
Accelerated share repurchases, cash paid		$ 5,000,000,000
Shares repurchased | shares	24,000,000	126,000,000
Shares repurchased, initial price per share (in dollars per share) | $ / shares		$ 31.73
Accelerated share repurchase, percentage of agreement			80.00%
Accelerated share repurchase, average price paid per share (in dollars per share) | $ / shares							$ 33.31

[1]	Represents shares purchased pursuant to the accelerated share repurchase agreement with Citibank entered into on February 2, 2017. See above for additional information.
[2]	Represents shares purchased pursuant to the accelerated share repurchase agreement entered into on March 8, 2016. See above for additional information.
[3]	Includes approximately 151 million shares purchased for $5.2 billion pursuant to the accelerated share repurchase agreement entered into on February 9, 2015 (see above for additional information), as well as other share repurchases through year-end 2015.
[4]	Amounts may not add due to rounding.